Operating Segment Information (Details) - Schedule of Management Monitors the Results of the Groups Operating Segments - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment revenue
Sales to external customers	$ 80,671,081	$ 68,132,256	$ 61,882,481
Segment profit/(loss)	(6,764,511)	(16,581,221)	(13,343,634)
Interest income	872,503	28,043	14,734
Finance costs	(19,028,007)	(7,800,597)	(1,702,457)
Depreciation and amortization	(7,164,677)	(4,788,750)	(3,900,348)
Impairment of goodwill		(4,382,926)
Impairment of intangible assets	(3,105,507)	(1,450,781)
Equity-settled share-based payment expense	(6,629,044)	(14,430,835)	(9,352,862)
Other long-term employee benefits credit/expense	(109,702)	4,951,482	240,028
Changes in fair value of financial instruments	(57,333,432)	(1,101,484)	(178,859)
Gain on derecognition of convertible loans and bridge loan		135,031
Share-based payment on listing	(67,027,178)
Transaction expenses	(6,643,367)
Other equity-settled transactions	(500,000)	(882,115)
Unrealized foreign exchange differences, net	895,392	(3,389,441)	(2,746,780)
Loss before tax	(172,537,530)	(49,693,594)	(30,970,178)
Hong Kong [Member]
Segment revenue
Sales to external customers	26,947,177	22,247,140	18,189,703
Segment profit/(loss)	680,500	(283,904)	(202,027)
Singapore [Member]
Segment revenue
Sales to external customers	32,069,713	23,467,954	22,838,695
Segment profit/(loss)	(1,579,640)	(2,035,946)	(1,359,574)
Philippines [Member]
Segment revenue
Sales to external customers	14,169,389	9,857,822	6,051,517
Segment profit/(loss)	768,659	(1,327,478)	(1,050,578)
Taiwan [Member]
Segment revenue
Sales to external customers	6,742,747	11,027,139	13,401,188
Segment profit/(loss)	(826,446)	(1,160,908)	(264,321)
Malaysia [Member]
Segment revenue
Sales to external customers	738,053	1,282,194	1,270,665
Segment profit/(loss)	(485,596)	(1,877,997)	(1,764,853)
Other Asia [Member]
Segment revenue
Sales to external customers	4,002	250,007	130,713
Segment profit/(loss)	(105,546)	(1,353,876)	(1,595,476)
Unallocated [Member]
Segment revenue
Sales to external customers
Segment profit/(loss)	$ (5,216,442)	$ (8,541,112)	$ (7,106,805)